Basis of Financial Statements and Summary of Significant Accounting Policies (Useful Lives of Intangible Assets and Amortization Method by Major Class) (Detail)	Mar. 31, 2025
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	3 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	10 years
Core deposit intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	9 years
Core deposit intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	16 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	3 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	27 years
Trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	5 years
Trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Useful life, years	40 years